EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 12, 2009 TO THE PROSPECTUS DATED MAY 1, 2009, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2009, as supplemented, of EQ Advisors Trust (“Trust”) regarding the Manager and certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The following paragraph replaces in its entirety the fourth paragraph in the section entitled “Overview” on the inside cover of the Prospectus:

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders. If the Manager appoints, dismisses or replaces an Adviser to a Portfolio, the affected Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Adviser(s). A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions very in length, may be implemented before or after the effective date of the new Adviser’s appointment as an adviser to the Portfolio, and may be completed in several days to several weeks, depending on the particular circumstances of the transition.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

With respect to the Portfolio, the second paragraph in the section “Portfolio Performance” is deleted and replaced with the following.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009, the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by two investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Information Regarding

EQ/Van Kampen Comstock Portfolio

With respect to the Portfolio, references to B. Robert Baker, Jr. as a member of the investment management team responsible for the day-to-day management of the Portfolio in the section “Who Manages the Portfolio” are deleted.

Information Regarding

EQ/Core Bond Index Portfolio

With respect to the Portfolio, the first paragraph in the section “Portfolio Performance” is deleted and replaced with the following:

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicted and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of fixed income securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to January 15, 2009.

Information Regarding

EQ/Global Bond PLUS Portfolio

With respect to the Portfolio, the first paragraph in the section “Who Manages the Portfolio” is deleted and replaced with the following:

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116-5034, and First International Advisors, LLC Bishopsgate, London, EC2N 3AB (“First International”), are Advisers to the Active Allocated Portion of the Portfolio. Evergreen and First International work together to manage the Active Allocated Portion of the Portfolio. First International is an affiliate of Evergreen. Evergreen, including First International, offers a broad range of financial services to individuals and business throughout the United States. As of December 31, 2008, Evergreen, including First International, managed over $175.5 billion.

Information Regarding

EQ/Intermediate Government Bond Index Portfolio

With respect to the Portfolio, the fourth sentence in the first paragraph in the section “Portfolio Performance” is deleted and replaced with the following:

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicted and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of fixed income securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to January 15, 2009.

Information Regarding Benchmarks

The section “More Information on Risks and Benchmarks – Benchmarks” is revised to include the following additional benchmark:

Morgan Stanley Capital International (“MSCI”) All Country World (“ACW”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets and 25 emerging markets, and has growth style characteristics.

Information Regarding

Portfolios of the Trust – Management Fees

The second to last paragraph in the section “Management of the Trust – Management Fees” is replaced with the following:

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios and certain excluded Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Allocation Portfolios, the Strategic Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio, and the PLUS Portfolios. The EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio, each PLUS Portfolio and each AXA Tactical Manager Portfolio, each pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style). The All Asset Allocation Portfolio, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Allocation Portfolios and the Strategic Allocation Portfolios each pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000.